                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2004


Check here if Amendment [ ]; Amendment Number: _______________
         This Amendment (Check only one.):     [ ] is a restatement.
                                               [ ] adds new holdings entries.


Institutional Investment Manager Filing Report:

Name:             Philips Pensions Competence Center B.V.
Address:          P.O. Box 6191
                  5600 HD Eindhoven
                  The Netherlands

Form 13F File Number:      28-10285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. J. Snippe                          Mr. G.M. van de Luitgaarden
Title:      Chief Executive Officer                Chief Financial Officer
Phone:      011-31-40-273-7106                     011-31-40-273-2824


Signature, Place and Date of Signing:


/s/ Mr. J. Snippe                  Eindhoven, The Netherlands   January 10, 2005
-------------------------------    --------------------------   ----------------
/s/ Mr. G.M. van de Luitgaarden    Eindhoven, The Netherlands   January 10, 2005
-------------------------------    --------------------------   ----------------
          [Signature]                     [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report Summary:


Number of Other Included Managers:           1
                                        -----------
Form 13F Information Table Entry Total:      6
                                        -----------
Form 13F Information Table Value Total: U.S.$75.785
                                        -----------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number      Name
     ---    --------------------      ------------------------------------
     01     28-10286                  Koninklijke Philips Electronics N.V.
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
   Column 1               Column 2      Column 3      Column 4         Column 5        Column 6    Column 7       Column 8
                                                    value in USD   SHRS or SH/PUT     Investment     Other    Voting Authority
Name of issuer         Title of class     Cusip     (x $1,000)     PRN AMT PRN CALL   Discretion   Managers   Sole/Shared/None
--------------------   --------------   ---------   ------------   ----------------   ----------   --------   ----------------
FAR EASTERN TEXTILE    SPON ADR         307331306       1,790            232,532        DEFINED       1             SOLE
MILLICOM INTL CELLUL   COMMON SHARE     L6388F110      31,945          1,405,404        DEFINED       1             SOLE
PHILIPPINE LONG DIST   SPON ADR         718252604       5,237            210,000        DEFINED       1             SOLE
POSCO ADR              SPON ADR         693483109       3,562             80,000        DEFINED       1             SOLE
SK TELECOM LTD-ADR     SPON ADR         78440P108       3,226            145,000        DEFINED       1             SOLE
SPDR TRUST SERIES 1    COMMON SHARE     78462F103      30,024            248,400        DEFINED       1             SOLE

TOTAL                                                  75,785